PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 100.5%
Asset-Backed Securities — 11.3%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.524%(c)	04/20/32	1,000	$1,001,866
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A
—%(p)	10/17/32	500	500,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.334%(c)	07/20/34	3,000	3,002,183
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.484%(c)	01/17/33	2,500	2,501,460
Elevation CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.346%(c)	07/15/30	2,000	2,000,090
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A
—%(p)	10/20/34	500	499,875
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A
—%(p)	10/15/34	500	499,875
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.456%(c)	10/15/32	2,250	2,250,156
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.379%(c)	10/30/30	3,709	3,712,905
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.272%(c)	06/20/34	3,250	3,252,792
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A
—%(p)	10/29/34	500	500,000
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.594%(c)	07/20/32	2,500	2,506,246
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.381%(c)	04/15/34	2,250	2,259,036
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.194%(c)	10/20/29	1,250	1,250,985

Total Asset-Backed Securities (cost $25,314,593)			25,737,469
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 6.3%
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	$3,101,219
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	4,152,022
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	40	40,139
Series 2018-M14, Class A1
3.700%(cc)	08/25/28	27	27,323
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO
1.719%(cc)	03/25/22	14,124	9,905
Series K020, Class X1, IO
1.470%(cc)	05/25/22	7,538	40,229
Series K021, Class X1, IO
1.508%(cc)	06/25/22	8,169	33,098
Series K025, Class X1, IO
0.907%(cc)	10/25/22	23,512	160,242
Series K079, Class AM
3.930%	06/25/28	675	776,941
Series K085, Class AM
4.060%(cc)	10/25/28	380	441,018
Series K088, Class AM
3.761%(cc)	01/25/29	520	596,712
Series K091, Class AM
3.566%	03/25/29	850	967,834
Series K151, Class A3
3.511%	04/25/30	400	454,012
Series K152, Class A2
3.080%	01/25/31	140	154,435
Series K157, Class A2
3.990%(cc)	05/25/33	1,700	2,001,097
Series KC03, Class A2
3.499%	01/25/26	650	686,805
Series W5FX, Class AFX
3.336%(cc)	04/25/28	580	640,330

Total Commercial Mortgage-Backed Securities (cost $13,313,002)			14,283,361
Corporate Bonds — 0.9%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series BB
4.300%	12/15/21	1,255	1,265,297
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	878,511

Total Corporate Bonds (cost $2,144,244)			2,143,808
Residential Mortgage-Backed Securities — 0.2%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	280	304,985
A1

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)
0.706%(c)	10/25/28	9	$9,060
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.440%(cc)	02/25/34	37	37,149

Total Residential Mortgage-Backed Securities (cost $339,255)			351,194
U.S. Government Agency Obligations — 40.5%
Federal Home Loan Bank
3.250%	11/16/28	1,025	1,157,151
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	478	464,508
2.000%	01/01/32	164	169,373
2.000%	12/01/50	2,062	2,068,784
2.500%	03/01/30	302	317,665
2.500%	11/01/46	320	331,752
2.500%	04/01/51	3,134	3,235,693
3.000%	06/01/29	217	230,914
3.000%	01/01/37	370	392,740
3.000%	06/01/45	164	173,063
3.000%	01/01/48	293	307,342
3.000%	10/01/49	110	114,755
3.500%	12/01/32	349	374,115
3.500%	07/01/42	317	344,918
3.500%	10/01/42	499	540,052
3.500%	08/01/43	596	647,692
3.500%	09/01/45	211	227,112
3.500%	10/01/45	193	207,377
3.500%	02/01/47	224	238,902
3.500%	07/01/47	399	426,131
3.500%	03/01/48	530	562,877
4.000%	06/01/26	22	23,622
4.000%	09/01/26	86	91,731
4.000%	09/01/40	160	175,773
4.000%	12/01/40	183	201,221
4.000%	12/01/40	200	220,883
4.000%	11/01/43	385	425,569
4.000%	09/01/48	12	13,016
4.500%	09/01/39	669	747,800
4.500%	08/01/48	227	245,181
5.000%	06/01/33	183	208,452
5.000%	05/01/34	96	107,609
5.500%	05/01/37	32	36,804
5.500%	02/01/38	105	122,984
5.500%	05/01/38	46	53,300
6.000%	09/01/34	44	49,873
6.000%	01/01/37	52	61,158
6.000%	09/01/38	32	37,921
6.000%	08/01/39	38	44,499
6.250%	07/15/32	30	43,467
6.500%	09/01/32	18	19,739
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., MTN
1.899%(s)	11/15/38	600	$400,031
Federal National Mortgage Assoc.
0.875%	08/05/30	250	235,655
1.500%	11/01/50	1,470	1,429,276
1.500%	12/01/50	936	910,222
2.000%	TBA	4,500	4,504,043
2.000%	08/01/31	164	169,332
2.000%	05/01/36	958	987,230
2.000%	06/01/40	406	409,520
2.000%	07/01/40	439	442,117
2.000%	02/01/41	1,868	1,894,352
2.000%	05/01/41	2,173	2,207,775
2.000%	09/01/50	1,620	1,625,148
2.000%	10/01/50	1,822	1,828,586
2.000%	12/01/50	460	461,331
2.000%	02/01/51	2,018	2,024,891
2.500%	TBA	500	514,551
2.500%	06/01/28	962	1,011,621
2.500%	05/01/41	2,072	2,146,131
2.500%	02/01/43	116	120,894
2.500%	12/01/46	393	408,185
2.500%	01/01/50	913	942,156
2.500%	03/01/50	264	272,430
2.500%	05/01/50	1,047	1,080,091
2.500%	08/01/50	2,548	2,629,396
2.500%	10/01/50	3,007	3,102,604
2.500%	04/01/51	1,921	1,982,486
3.000%	TBA	1,750	1,828,860
3.000%	02/01/31	437	460,229
3.000%	11/01/36	307	323,547
3.000%	03/01/43	465	496,267
3.000%	07/01/43	542	582,929
3.000%	07/01/43	690	736,530
3.000%	09/01/46	424	448,413
3.000%	11/01/46	177	187,408
3.000%	11/01/46	247	260,635
3.000%	11/01/46	1,044	1,103,787
3.000%	12/01/47	557	592,236
3.000%	02/01/50	257	268,964
3.000%	06/01/50	417	437,971
3.500%	07/01/31	542	581,952
3.500%	02/01/33	87	93,444
3.500%	06/01/39	162	175,796
3.500%	04/01/42	265	288,285
3.500%	06/01/42	437	476,336
3.500%	07/01/42	220	237,794
3.500%	07/01/42	523	569,897
3.500%	06/01/45	701	753,790
3.500%	07/01/46	261	278,488
3.500%	12/01/46	218	232,928
3.500%	12/01/46	498	540,349
3.500%	11/01/48	418	444,907
4.000%	09/01/40	665	735,723
4.000%	06/01/42	424	465,391
4.000%	09/01/44	264	289,741
4.000%	09/01/44	469	516,921

A2

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	04/01/45	272	$298,602
4.000%	07/01/45	220	241,209
4.000%	10/01/45	328	358,791
4.000%	10/01/46	104	113,221
4.000%	02/01/47	91	97,657
4.000%	06/01/47	160	172,910
4.000%	07/01/47	170	183,949
4.000%	10/01/47	542	583,865
4.000%	11/01/47	140	150,697
4.000%	11/01/47	202	217,754
4.500%	05/01/40	517	569,924
4.500%	04/01/42	354	392,742
5.000%	12/01/31	23	25,437
5.000%	03/01/34	199	226,338
5.000%	06/01/35	85	97,245
5.000%	07/01/35	41	47,347
5.000%	05/01/36	57	64,687
5.500%	02/01/34	119	136,452
5.500%	09/01/34	156	180,804
5.500%	02/01/35	186	213,186
5.500%	06/01/35	33	36,443
5.500%	06/01/35	72	80,757
5.500%	09/01/35	34	37,736
5.500%	09/01/35	91	103,300
5.500%	10/01/35	142	163,034
5.500%	11/01/35	68	75,842
5.500%	11/01/35	134	151,640
5.500%	11/01/35	277	321,781
6.000%	12/01/33	9	10,539
6.000%	02/01/34	71	80,839
6.000%	08/01/34	—(r)	234
6.000%	11/01/34	—(r)	346
6.000%	01/01/35	17	19,116
6.000%	01/01/36	56	62,547
6.000%	05/01/38	27	31,567
6.500%	07/01/32	123	142,201
6.500%	08/01/32	53	59,630
6.500%	10/01/32	155	180,798
6.500%	10/01/37	94	110,502
6.625%	11/15/30	435	620,355
7.000%	12/01/31	39	44,209
7.000%	01/01/36	13	15,336
8.000%	10/01/23	—(r)	44
8.000%	09/01/24	1	582
8.000%	11/01/24	1	703
8.000%	01/01/26	—(r)	59
9.000%	02/01/25	4	4,059
9.000%	04/01/25	2	2,079
Government National Mortgage Assoc.
2.500%	TBA	2,500	2,580,762
2.500%	12/20/46	124	128,991
2.500%	05/20/51	494	510,099
3.000%	03/15/45	600	633,522
3.000%	07/20/46	527	554,663
3.000%	09/20/46	572	602,281
3.000%	10/20/46	143	150,879
3.000%	04/20/47	646	680,280
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	12/20/48	456	$479,480
3.000%	04/20/49	414	433,820
3.000%	07/20/49	113	118,023
3.000%	12/20/49	477	499,399
3.500%	01/20/43	565	611,308
3.500%	04/20/43	266	288,078
3.500%	03/20/45	363	387,342
3.500%	04/20/45	293	312,764
3.500%	04/20/46	499	529,523
3.500%	07/20/46	740	785,814
3.500%	07/20/48	629	664,745
3.500%	11/20/48	163	171,908
3.500%	01/20/49	294	311,110
3.500%	05/20/49	584	614,943
4.000%	06/15/40	80	88,221
4.000%	08/20/46	306	328,112
4.000%	11/20/46	187	200,094
4.000%	09/20/47	263	281,541
4.000%	06/20/48	408	434,747
4.000%	02/20/49	385	409,724
4.500%	02/20/41	258	289,074
4.500%	03/20/41	220	244,594
4.500%	06/20/44	168	188,256
4.500%	09/20/46	197	219,845
4.500%	11/20/46	388	432,761
4.500%	01/20/47	48	52,872
5.000%	07/15/33	85	99,114
5.000%	09/15/33	153	177,820
5.000%	04/15/34	72	81,370
5.000%	10/20/48	84	90,862
5.500%	03/15/34	147	168,042
5.500%	03/15/36	39	45,753
6.500%	07/15/32	12	13,462
6.500%	08/15/32	1	1,650
6.500%	08/15/32	3	3,289
6.500%	08/15/32	10	11,576
6.500%	08/15/32	55	63,934
7.000%	05/15/23	1	679
7.000%	06/15/23	—(r)	365
7.000%	06/15/23	2	1,660
7.000%	06/15/23	2	1,666
7.000%	07/15/23	—(r)	140
7.000%	07/15/23	5	5,188
7.000%	08/15/23	1	575
7.000%	08/15/23	1	1,275
7.000%	09/15/23	1	584
7.000%	10/15/23	—(r)	397
7.000%	10/15/23	1	1,168
7.000%	11/15/23	1	1,317
7.000%	11/15/23	3	3,324
7.000%	01/15/24	10	10,596
7.000%	05/15/24	10	10,394
7.000%	08/15/28	24	27,713
7.500%	12/15/25	1	1,356
7.500%	12/15/25	19	20,035
7.500%	02/15/26	4	3,705
8.500%	09/15/24	22	22,740

A3

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
8.500%	04/15/25	2	$2,510
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes
5.500%	09/18/33	300	417,472
Resolution Funding Corp. Interest Strips, Bonds
2.197%(s)	01/15/30	140	119,640
2.433%(s)	04/15/28	130	116,566
3.624%(s)	04/15/30	500	428,063
Resolution Funding Corp. Principal Strips, Bonds
1.875%(s)	01/15/30	285	248,042
3.143%(s)	04/15/30	2,305	1,996,454
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	325,462
1.500%	09/15/31	50	49,272
2.875%	02/01/27	175	190,359
5.880%	04/01/36	230	336,057
6.750%	11/01/25	510	630,399
7.125%	05/01/30	530	763,107

Total U.S. Government Agency Obligations (cost $89,683,764)			92,056,912
U.S. Treasury Obligations — 41.3%
U.S. Treasury Bonds
1.375%	11/15/40	6,870	6,173,339
2.250%	05/15/41	7,920	8,238,037
2.375%	05/15/51	115	122,763
2.500%	02/15/46	1,985	2,147,212
2.500%	05/15/46	1,005	1,087,755
2.875%	05/15/43(k)	1,515	1,738,462
3.750%	11/15/43	8,945	11,701,178
U.S. Treasury Notes
0.125%	03/31/23	865	864,257
0.125%	04/30/23	720	719,072
0.125%	05/31/23	2,615	2,610,914
0.125%	06/30/23	4,720	4,712,072
0.875%	11/15/30(a)	2,195	2,083,878
1.125%	08/31/28	4,770	4,714,102
1.250%	04/30/28	7,905	7,902,530
1.250%	08/15/31(a)	545	531,801
1.625%	05/15/31	85	86,009
2.625%	02/15/29	2,275	2,481,172
2.875%	05/15/28	5,850	6,455,109
3.125%	11/15/28	8,120	9,126,119
U.S. Treasury Strips Coupon
0.807%(s)	11/15/29	15	13,242
1.225%(s)	02/15/41	130	85,785
1.417%(s)	02/15/38	525	377,200
1.450%(s)	08/15/42	60	37,978
1.463%(s)	11/15/42	155	97,487
1.488%(s)	11/15/41	730	471,107
1.775%(s)	02/15/40	535	364,281
1.982%(s)	08/15/39	2,120	1,461,641
1.990%(s)	02/15/39	2,900	2,021,617
2.010%(s)	08/15/30	1,060	919,343
2.056%(s)	11/15/38	250	176,289
2.169%(s)	05/15/39	990	687,199
2.172%(s)	02/15/28(k)	550	506,086
2.286%(s)	08/15/43	1,355	837,665
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.334%(s)	08/15/41	2,210	$1,438,140
2.353%(s)	02/15/44	780	477,049
2.361%(s)	05/15/41	1,945	1,275,798
2.365%(s)	05/15/44	2,790	1,700,592
2.370%(s)	05/15/29	565	504,925
2.415%(s)	11/15/40	525	348,653
2.416%(s)	05/15/42	80	51,056
2.434%(s)	11/15/45	345	203,227
2.436%(s)	02/15/46	390	228,348
2.443%(s)	08/15/44	210	126,681
2.486%(s)	02/15/45	200	119,641
2.506%(s)	11/15/43	4,315	2,644,454
2.857%(s)	05/15/31	500	425,957
3.176%(s)	08/15/40	800	536,875
4.096%(s)	02/15/42(k)	3,725	2,392,730

Total U.S. Treasury Obligations (cost $92,117,174)			94,026,827

Total Long-Term Investments (cost $222,912,032)			228,599,571

	Shares
Short-Term Investments — 5.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	10,677,324	10,677,324
PGIM Institutional Money Market Fund (cost $2,435,085; includes $2,434,796 of cash collateral for securities on loan)(b)(wa)	2,436,547	2,435,085

Total Short-Term Investments (cost $13,112,409)		13,112,409

TOTAL INVESTMENTS—106.2% (cost $236,024,441)		241,711,980

Liabilities in excess of other assets(z) — (6.2)%		(14,216,046)

Net Assets — 100.0%		$227,495,934

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USAID	United States Agency for International Development

A4

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,390,861; cash collateral of $2,434,796 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
70	2 Year U.S. Treasury Notes	Dec. 2021	$15,403,828	$(8,567)
362	5 Year U.S. Treasury Notes	Dec. 2021	44,432,673	(288,952)
322	10 Year U.S. Treasury Notes	Dec. 2021	42,378,221	(433,017)
28	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	5,349,750	(186,691)
				(917,227)
Short Positions:
248	10 Year U.S. Ultra Treasury Notes	Dec. 2021	36,022,000	708,797
291	20 Year U.S. Treasury Bonds	Dec. 2021	46,332,656	1,214,400
				1,923,197
				$1,005,970

Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
970	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(55,075)	$(55,075)
1,940	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(115,621)	(115,621)
5,820	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(16,961)	(302,166)	(285,205)
2,910	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(136,953)	(136,953)
				$(16,961)	$(609,815)	$(592,854)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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